Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
18.
Financial Instruments

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position, are as follows:

	Financial instrument classification	Carrying amount	Fair value
As at December 31, 2025		$—	$—
Financial assets:
Cash and cash equivalents	FVTPL	27,779,666	27,779,666
Amounts receivable	Amortized cost	—	—
Financial liabilities:
Trade payables and accrued liabilities	Amortized cost	2,622,889	2,622,889
Lease liability	Amortized cost	554,149	554,149
Warrant Liability	FVTPL	5,559,800	5,559,800
As at December 31, 2024		$—	$—
Financial assets:
Cash and cash equivalents	FVTPL	18,861,029	18,861,029
Amounts receivable	Amortized cost	—	—
Financial liabilities:
Trade payables and accrued liabilities	Amortized cost	3,016,988	3,016,988
Lease liability	Amortized cost	605,605	605,605
Warrant Liability	FVTPL	132,200	132,200

A fair value hierarchy prioritizes the methods and assumptions used to develop fair value measurements for those financial assets and liabilities where fair value is recognized on the consolidated statements of financial position. These have been prioritized into three levels.

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Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities
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Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly
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Level 3 – Inputs for the asset or liability that are not based on observable market data.

Fair value amounts represent point-in-time estimates and may not reflect fair value in the future. The measurements are subjective in nature, involve uncertainties and are a matter of significant judgement.

The fair values of other short-term financial instruments, including amounts receivable, trade payables and accrued liabilities, approximate their carrying values due to the short period of time to maturity. The Company's cash is at level one within the fair value hierarchy. The warrant liability (see Note 15) has been classified as level two within the fair value hierarchy and include inputs that are observable other than quoted prices.

During the years ended December 31, 2025 and 2024, there were no transfers between the levels within the fair value hierarchy.